Digital Assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital Assets [Line Items]
Tokens purchased	12,000
Decrease in fair value	$ 3,943,435
Financial assets measured at fair value	1,870,000
Digital assets	1,951,506
Realized gain	$ 13,353
HYPE [Member]
Digital Assets [Line Items]
Tokens purchased	12,560
Cost	$ 500,000
Decrease in fair value	$ 180,354
Pledged tokens	12,000
Exchanged of tokens	65,797
HYPE [Member] | Digital Assets, Non-Current [Member]
Digital Assets [Line Items]
Tokens purchased	128,931
Cost	$ 8,000,000
SOL [Member]
Digital Assets [Line Items]
Tokens purchased	6,629
Cost	$ 1,000,000
Financial assets measured at fair value	4,013
Digital assets	4,013
Earned staking reward	$ 34,997
BTC [Member]
Digital Assets [Line Items]
Tokens purchased	88
Cost	$ 8,000,000
BTC [Member] | Digital Assets, Non-Current [Member]
Digital Assets [Line Items]
Cost	$ 5,000,000
SUI [Member]
Digital Assets [Line Items]
Tokens purchased	1,015,681
Cost	$ 3,620,000
Exchanged of tokens	1,015,681
Earned staking reward	$ 10,297